Convertible Note and Notes Payable (Details) - Schedule of convertible notes, debt balances - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Notes payable	$ 16,593
Notes payable, net of current portion	22,529
Unamortized loan discount	(81)	$ (657)
Convertible notes, current portion		30,525
Total	39,041	29,868
Unamortized debt issuance cost recorded as an asset	326	1,132
SVB March 2021 Note [Member]
Debt Instrument [Line Items]
Notes payable	12,000
Notes payable, net of current portion	13,050	31,050
Unamortized loan discount	(81)	(1,086)
Carrying value		29,964
Total	24,969
Unamortized debt issuance cost recorded as an asset
SCI June 2021 Note [Member]
Debt Instrument [Line Items]
Notes payable	4,593
Notes payable, net of current portion	9,479
Unamortized loan discount
Convertible notes, current portion		15,525
Total	14,072	15,525
Unamortized debt issuance cost recorded as an asset	$ 326	1,132
SNAP June 2020 Note [Member]
Debt Instrument [Line Items]
Unamortized loan discount		(657)
Convertible notes, current portion		15,000
Total		14,343
Unamortized debt issuance cost recorded as an asset